Cost of Sales and Expenses by their Nature - Schedule of Cost of Sales and Administration Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	$ 28,635,262	$ 33,417,164	$ 42,140,561
Cost of sales	26,032,751	31,100,106	39,683,861
Administrative expenses	2,602,511	2,317,058	2,456,700
Cost of sales administrative expenses	28,635,262	33,417,164	42,140,561
Raw materials and consumables [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	17,036,782	20,377,456	27,080,462
Electrical energy [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	2,163,690	2,326,649	2,586,918
Ferroalloys [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,500,999	1,883,923	2,232,759
Refractories [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	650,713	859,034	767,691
Oxygen [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	406,973	348,200	297,302
Electrodes [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	249,551	402,513	542,117
Gas and fuels [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	579,897	793,649	1,541,817
Labor [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,663,870	1,822,827	2,272,304
Operation materials [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	985,511	1,038,873	1,366,947
Depreciation and amortization [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,066,382	1,035,244	1,116,872
Maintenance [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,602,511	1,867,656	1,250,897
Other expenses [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	$ 728,383	$ 661,140	$ 1,084,475